Nature of business and summary of significant accounting policies (Details Textual) (USD $)	Dec. 31, 2013	Jul. 31, 2013	Feb. 04, 2013	Dec. 31, 2012	Dec. 31, 2011
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Allowance for Doubtful Accounts Receivable	$ 145,000			$ 139,000	$ 137,000
Debt Financing Facility Agreement Amount			15,000,000
Deferred Revenue	1,100,000	1,075,000		795,000
Subsequent Event [Member]
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Debt Financing Facility Agreement Amount	$ 113,600,000